SEGMENT REPORTING (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025
Segment Reporting Information [Line Items]
Payroll And Related Expenses				$ 606
Consulting expenses	[1]			1,025
Other segment items	[2]			737
Segment Operating Loss				2,368
Financial income, net		$ 52	$ 92
Loss before taxes on income		$ 2,316	$ 12,818
Solar [Member]
Segment Reporting Information [Line Items]
Payroll And Related Expenses				186
Consulting expenses	[1]			285
Other segment items	[2]			210
Segment Operating Loss				681
Clinical Development [Member]
Segment Reporting Information [Line Items]
Payroll And Related Expenses				420
Consulting expenses	[1]			740
Other segment items	[2]			527
Segment Operating Loss				$ 1,687

[1]	Consulting expenses items include accounting, legal, and other consulting expenses.
[2]	Other Segment items included in operating loss include income tax expenses, Amortization of intangible asset, Share-based compensation expenses, rent and office maintenance expenses, D&O insurance expenses, depreciation expenses and other expenses.